Fair Value Measurements - Fair Value Disclosures of Financial Instruments (Details) - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024
ASSETS
Held-to-maturity securities		$ 8,622	$ 7,395
Loans, net of unearned income (residential)		106,541	104,260
Loans held for sale	[1]	1,077	797
LIABILITIES
Time deposits, carrying amount		12,680
Long-term debt, carrying amount		9,917	12,105
Carrying Amount
ASSETS
Cash and short-term investments		11,450	19,247
Held-to-maturity securities		8,622	7,395
Other investments		863	967
Loans, net of unearned income (residential)		105,103	102,841
Loans held for sale		928	704
LIABILITIES
Time deposits, carrying amount		12,680	16,952
Short-term borrowings, carrying amount		263	1,264
Long-term debt, carrying amount		9,917	12,105
Deposits with no stated maturity		136,033	132,808
Estimate of Fair Value Measurement
ASSETS
Cash and short-term investments		11,450	19,247
Held-to-maturity securities		8,313	6,837
Other investments		863	967
Loans, net of unearned income (residential)		101,946	99,105
Loans held for sale		928	704
LIABILITIES
Time deposits		12,731	17,068
Short-term borrowings		263	1,264
Long-term debt		10,047	11,907
Deposits with no stated maturity		136,033	132,808
Estimate of Fair Value Measurement | Level 1
ASSETS
Cash and short-term investments		11,450	19,247
Held-to-maturity securities		0	0
Other investments		0	0
Loans, net of unearned income (residential)		0	0
Loans held for sale		0	0
LIABILITIES
Time deposits		0	0
Short-term borrowings		0	0
Long-term debt		9,318	11,430
Deposits with no stated maturity		0	0
Estimate of Fair Value Measurement | Level 2
ASSETS
Cash and short-term investments		0	0
Held-to-maturity securities		8,313	6,837
Other investments		0	0
Loans, net of unearned income (residential)		0	0
Loans held for sale		0	0
LIABILITIES
Time deposits		12,731	17,068
Short-term borrowings		263	1,264
Long-term debt		729	477
Deposits with no stated maturity		136,033	132,808
Estimate of Fair Value Measurement | Level 3
ASSETS
Cash and short-term investments		0	0
Held-to-maturity securities		0	0
Other investments		863	967
Loans, net of unearned income (residential)		101,946	99,105
Loans held for sale		928	704
LIABILITIES
Time deposits		0	0
Short-term borrowings		0	0
Long-term debt		0	0
Deposits with no stated maturity		$ 0	$ 0

[1]	Total loans held for sale include Real estate — residential mortgage loans held for sale at fair value of $149 million at December 31, 2025, and $93 million at December 31, 2024